Convertible Promissory Notes and Notes Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes payable, Cygnet subsidiary, current	$ 5,380,909	$ 5,447,565	$ 795,778
Convertible Notes		2,634,538	2,841,566
Notes payable, current	420,000	0	338,474
Notes payable, long-term	140,000	557,429	4,898,548
Note payable		557,429	173,812
Notes payable, current	(420,000)	0	(338,474)
Note payable on building for sale	0	2,634,538
Notes Payable [Member]
Notes payable, long-term, net	140,000	557,429	173,812
Notes payable, current	420,000	0	362,667
Discount on notes payable, current		0	(24,193)
Notes payable, current net of discount	140,000	2,634,538	338,474
Notes payable, long-term	140,000	560,000	197,333
Discount on notes payable, long-term		(2,571)	(23,521)
Note payable		5,447,565	5,694,327
Promissory Note non current	560,000	560,000
Notes payable, current	$ (420,000)	0	(362,667)
Notes Payable [Member] | Promissory Note, 21- month term note [Member]
Note payable		$ 560,000	560,000
Maturity Date	Jun. 01, 2026	Jun. 01, 2026
Notes Payable [Member] | SBA Note Payable, 30-Year Term Note [Member]
Note payable		$ 3,761,376	3,910,767
Maturity Date	Oct. 06, 2021	Oct. 06, 2021
Notes Payable [Member] | Inventory Consignment Note, 60 Monthly Payments [Member]
Note payable		$ 1,002,221	1,099,592
Maturity Date	Jun. 30, 2027	Jun. 30, 2027
Notes Payable [Member] | GF Note, 6 annual payments [Member]
Note payable		$ 683,968	683,968
Maturity Date	Nov. 07, 2026	Nov. 07, 2026
Notes Payable [Member] | Mortgage Loan, 10-Year Term Note [Member]
Note payable		$ 2,634,538	2,841,566
Maturity Date	Sep. 26, 2032	Sep. 26, 2032
Related Party Notes Payable [Member]
Total convertible notes payable, acquisition notes payable, notes payable and related party note payable	$ 7,277,079	$ 10,689,532	25,889,239
Discount on related party notes payable, current	0	0	(70,644)
Notes payable, current, net of discount	(375,000)	0	1,429,356
Discount on related party notes payable, long-term	0	0	0
Notes payable, long-term, net	125,000	500,000	0
Marshall Loan - Related party notes payable	$ 500,000	500,000
Related Party Notes Payable [Member] | Marshall Loan, 2- Year Term Note [Member]
Note payable		$ 500,000	1,500,000
Maturity Date	Jun. 01, 2026	Jun. 01, 2026
Convertible Notes [Member]
Less current portion of notes payable	$ (525,000)	$ 0	1,254,167
Notes payable, net of current portion	311,170	1,550,000	895,833
Promissory Note	700,000	1,550,000
Convertible Notes	350,000	0
Unamortized discount on convertible note	$ (213,830)
Convertible Notes [Member] | Promissory Note, 21- month term note [Member]
Note payable		$ 1,550,000	2,150,000
Maturity Date	Jun. 01, 2026	Jun. 01, 2026
Convertible Notes [Member] | Promissory Note, 24- month term note [Member]
Maturity Date	Mar. 07, 2027
Acquisition Notes [Member]
Total acquisition notes		$ 0	15,000,000
Acquisition notes payable		0	5,750,000
Discount on acquisition notes payable, current		0	(93,380)
Acquisition notes payable, current		0	5,656,620
Total Acquisition notes payable		0	9,250,000
Discount on acquisition notes payable, long-term		0	(1,644,915)
Acquisition notes payable, net of current and discount		0	7,605,085
Acquisition Notes [Member] | Convertible Notes, 36-Month Term Notes [Member]
Note payable		$ 0	3,500,000
Maturity Date		Oct. 31, 2025
Acquisition Notes [Member] | Subordinated Promissory Notes, 24-Month Term Notes [Member]
Note payable		$ 0	5,750,000
Maturity Date		Oct. 31, 2024
Acquisition Notes [Member] | Subordinated Promissory Notes, 12-Month Term Notes [Member]
Note payable		$ 0	5,750,000
Maturity Date		Oct. 31, 2024
Cygnet [Member]
Notes payable, Cygnet subsidiary Total	$ 5,380,909	$ 5,447,565	5,694,327
Notes payable, Cygnet subsidiary, current	5,380,909	5,447,565	795,778
Notes payable, Cygnet subsidiary, net of current	0	0	$ 4,898,549
SBA note payable	3,694,720	3,761,376
Inventory consignment note	1,000,290	1,002,221
GF Note	685,899	683,968
Note payable on building for sale	$ 0	$ 2,634,538